Financial instruments (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Non-current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	€ 16,628	€ 16,250
Financial liabilities, at fair value	15,928	15,231
Non-current long term debt | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	15,928	15,231
Non-current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities		71
Financial liabilities, at fair value		69
Non-current finance lease obligation | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value		69
Current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	922	816
Financial liabilities, at fair value	914	809
Current long term debt | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	914	809
Current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities		34
Financial liabilities, at fair value		34
Current finance lease obligation | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value		34
Current trade payables | Not measured at fair value
Financial instruments
Financial liabilities	2,171	2,945
Non-current derivative financial instruments | Fair value
Financial instruments
Financial assets	2,247	2,229
Financial assets, at fair value	2,247	2,229
Non-current derivative financial instruments | Level Two | Fair value
Financial instruments
Financial assets, at fair value	2,247	2,229
Non-current equity securities | Fair value
Financial instruments
Financial assets	5	5
Financial assets, at fair value	5	5
Non-current equity securities | Level Three | Fair value
Financial instruments
Financial assets, at fair value	5	5
Current bond funds | Fair value
Financial instruments
Financial assets	7,859	12,905
Financial assets, at fair value	7,859	12,905
Current bond funds | Level One | Fair value
Financial instruments
Financial assets, at fair value	7,859	12,905
Current cash and cash equivalents | Not measured at fair value
Financial instruments
Financial assets	5,986	7,402
Financial assets, at fair value	5,986	7,402
Current cash and cash equivalents | Level One | Not measured at fair value
Financial instruments
Financial assets, at fair value	5,986	7,402
Trade and other receivables | Not measured at fair value
Financial instruments
Financial assets	4,502	6,030
Current note receivable | Fair value
Financial instruments
Financial assets	1,245
Financial assets, at fair value	1,245
Current note receivable | Level One | Fair value
Financial instruments
Financial assets, at fair value	1,245
Financial liabilities measured at amortized cost | Non-current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	16,628	16,250
Financial liabilities measured at amortized cost | Non-current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities		71
Financial liabilities measured at amortized cost | Current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	922	816
Financial liabilities measured at amortized cost | Current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities		34
Financial liabilities measured at amortized cost | Current trade payables | Not measured at fair value
Financial instruments
Financial liabilities	2,171	2,945
FVTPL | Non-current derivative financial instruments | Fair value
Financial instruments
Financial assets	2,247	2,229
FVOCI | Non-current equity securities | Fair value
Financial instruments
Financial assets	5	5
FVOCI | Current bond funds | Fair value
Financial instruments
Financial assets	7,859	12,905
FVOCI | Current note receivable | Fair value
Financial instruments
Financial assets	1,245
Assets at amortised cost | Current cash and cash equivalents | Not measured at fair value
Financial instruments
Financial assets	5,986	7,402
Assets at amortised cost | Trade and other receivables | Not measured at fair value
Financial instruments
Financial assets	€ 4,502	€ 6,030